Stockholders' Equity (Deficiency)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
12. Stockholders' Equity (Deficiency)

Note 10. Stockholders' Equity

Stock Dividends and Reverse Split

On February 23, 2012, the Company approved a stock dividend of one new share of the Company for each share presently held. Following the stock dividend, the Company approved a one-for-two reverse stock split as of the close of business on February 24, 2012 in which each two shares of common stock shall be combined into one share of common stock. This was done in order to reduce the conversion ratio of the convertible preferred stock for all Series to 1 for 1 except for Series C, which then had a conversion ratio of 0.8473809.

Preferred Shares

On March 13, 2012, all preferred shares were automatically converted into common shares and, based on the terms of the preferred shares (See below).

Common Shares

On March 13, 2012, all of the outstanding preferred shares of the Company were automatically converted into 13,677,274 common shares of Aspen Group, Inc. (See Note 9).

Pursuant to the recapitalization discussed below, the Company is deemed to have issued 9,760,000 common shares to the original stockholders of the publicly-held entity.

On October 10, 2012, the Company entered into a non-exclusive agreement with Global Arena Capital Corp. ("GAC"), a broker-dealer, through which GAC agreed to use its best efforts to raise up to $2,030,000 from the sale of Units for $35,000 per Unit, with each Unit consisting of 100,000 shares of common stock and 50,000 five-year warrants exercisable at $0.50 per share. The Company agreed to compensate GAC from sales of Units by paying it compensation equal to 10% of the gross proceeds sold by it. The Company also agreed to issue GAC five-year warrants to purchase 10% of the same Units it sells to investors with an exercise price equal to the purchase price paid by investors ($35,000 per Unit). In addition, the Company agreed to pay GAC a 3% non-accountable expense allowance from the proceeds of Units sold by it. As of December 31, 2012, the Company raised $530,337 (net of offering costs of $184,663 and five-year warrants to purchase: (i) 100,000 common shares at $0.35 per share and (ii) 98,000 common shares at $0.50 per share.) from the sale of 20.43 Units (including 2,042,856 common shares and 1,021,432 warrants) under the offering. On December 31, 2012, the agreement with GAC was terminated. During the period from February 13, 2013 through March 1, 2013, the Company raised $519,370 (net of offering costs of $45,630) from the sale of 16.14 Units (including 1,614,286 common shares and 807,143 five-year warrants exercisable at $0.50 per share) on its own behalf without the use of a broker. The warrants have cashless exercise provisions. On March 14, 2013, and based on the Company having increased the remainder of the Offering by $20,000, the Company entered into an exclusive engagement with Laidlaw & Company (UK) Ltd. under which Laidlaw agreed to use its best effort to sell up to $770,000 of Units with the same terms as the Units the Company sold in 2012 and 2013 to date. Laidlaw will receive cash commissions of 10% based on the number of Units sold and five-year warrants equal to 10% of the securities sold exercisable at $0.50 per share. The offering shall terminate no later than April 15, 2013 (See Note 12).

Recapitalization

On March 13, 2012 (the "recapitalization date"), Aspen University was acquired by Aspen Group, Inc., an inactive publicly-held company, in a reverse merger transaction accounted for as a recapitalization of Aspen University (the "Recapitalization" or the "Reverse Merger"). The common and preferred stockholders of the Company received 25,515,204 common shares of Aspen Group, Inc. in exchange for 100% of the capital stock of Aspen University Inc. For accounting purposes, Aspen University Inc. is the acquirer and Aspen Group, Inc. is the acquired company because the stockholders of Aspen University Inc. acquired both voting and management control of the combined entity. The Company is deemed to have issued 9,760,000 common shares to the original stockholders of the publicly-held entity. Accordingly, after completion of the recapitalization, the historical operations of the Company are those of Aspen University Inc. and the operations since the recapitalization date are those of Aspen University Inc. and Aspen Group, Inc. The assets and liabilities of both companies are combined at historical cost on the recapitalization date. As a result of the recapitalization and conversion of all Company preferred shares into common shares of the public entity, all redemption and dividend rights of preferred shares were terminated. As a result of the recapitalization, the Company now has 120,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share authorized. The assets acquired and liabilities assumed from the publicly-held company were as follows:

Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Stock Warrants

All warrants issued by the Company during the three months ended March 31, 2013 have been related to capital raises. Accordingly, the Company has not recognized any stock-based compensation for these warrants.

A summary of the Company's warrant activity during the three months ended March 31, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	7,256,522	$0.45
Granted	807,143	0.50
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, March 31, 2013	8,063,665	$0.46	4.3	$32,349

Exercisable, March 31, 2013	8,063,665	$0.46	4.3	$32,349

Certain of the Company's warrants contain price protection. The Company evaluated whether the price protection provision of the warrant would cause derivative treatment. In its assessment, the Company determined that since its shares are not readily convertible to cash due to an inactive trading market, the warrants are excluded from derivative treatment.

Stock Incentive Plan and Stock Option Grants to Employees and Directors

Immediately following the closing of the Reverse Merger, on March 13, 2012, the Company adopted the 2012 Equity Incentive Plan (the "Plan") that provides for the grant of 2,500,000 shares (increased to 5,600,000 shares effective September 28, 2012 and to 8,000,000 shares effective January 16, 2013) in the form of incentive stock options, non-qualified stock options, restricted shares, stock appreciation rights and restricted stock units to employees, consultants, officers and directors. On January 16, 2013, 1,291,167 options were modified to be Plan options. There was no accounting effect for such modifications. As of March 31, 2013, 646,333 shares were remaining under the Plan for future issuance.

During the three months ended March 31, 2012, the Company granted 1,895,000 stock options to employees, all of which were under the Plan, having an exercise price of $1.00 per share (repriced to $0.35 per share on December 17, 2012). The options vest pro rata over three years on each anniversary date; all options expire five years from the grant date. The total fair value of stock options granted to employees during the three months ended March 31, 2012 was $625,350, which is being recognized over the respective vesting periods. The Company recorded compensation expense of $8,354 for the three months ended March 31, 2012, in connection with employee stock options.

During the three months ended March 31, 2013, the Company granted to employees 473,200 stock options, all of which were under the Plan, having an exercise price of $0.35 per share. The options vest pro rata over three to four years on each anniversary date; all options expire five years from the grant date. The total fair value of stock options granted to employees during the three months ended March 31, 2013 was $56,784, which is being recognized over the respective vesting periods. The Company recorded compensation expense of $117,847 for the three months ended March 31, 2013, in connection with employee stock options.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of the Company's stock price over the expected term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates. The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors which are subject to ASC Topic 718 requirements. These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation on a straight-line basis over the requisite service period for each award. The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the three months ended March 31, 2013 and 2012:

	For the Three Months Ended
	March 31,
Assumptions	2013	2012
Expected life (years)	3.5 - 3.75	3.5
Expected volatility	46.3% - 46.5%	44.2%
Weighted-average volatility	46.5%	44.2%
Risk-free interest rate	0.36% - 0.44%	0.56% - 0.60%
Dividend yield	0.00%	0.00%
Expected forfeiture rate	3.9%	2.0%

The Company utilized the simplified method to estimate the expected life for stock options granted to employees. The simplified method was used as the Company does not have sufficient historical data regarding stock option exercises. The expected volatility is based on the average of the expected volatilities from the most recent audited financial statements available for comparative public companies that are deemed to be similar in nature to the Company. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected life of the related option at the time of the grant. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the compensation expense recorded would increase if the expected life was increased, a higher expected volatility was used, or if the expected dividend yield increased.

A summary of the Company's stock option activity for employees and directors during the three months ended March 31, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	6,777,967	$0.35
Granted	473,200	$0.35
Exercised	-
Forfeited	(92,500)	$0.35
Expired	-
Balance Outstanding, March 31, 2013	7,158,667	$0.35	4.4	$-

Exercisable, March 31, 2013	2,056,998	$0.35	4.4	$-

The weighted-average grant-date fair value of options granted to employees during the three months ended March 31, 2013 was $0.12.

As of March 31, 2013, there was $921,606 of total unrecognized compensation costs related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.4 years.

Stock Option Grants to Non-Employees

On March 15, 2012, the Company granted 175,000 stock options to non-employees, all of which were under the Plan, having an exercise price of $1.00 per share. The options vest pro rata over three years on each anniversary date; all options expire five years from the grant date. The total fair value of the stock options granted was $57,750, all of which was recognized immediately as these stock options were issued for prior services rendered. On December 17, 2012, the Company repriced the stock options issued from having an exercise price of $1.00 per share to $0.35 per share. Accordingly, the incremental increase in the fair value of $15,750 was recognized immediately.

The total fair value of stock options granted to non-employees during the three months ended March 31, 2013 and 2012 was $0 and $57,750, all of which was recognized immediately as these stock options were issued for prior services rendered. The Company recorded compensation expense of $0 and $57,750 for the three months ended March 31, 2013 and 2012, in connection with non-employee stock options.

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the three months ended March 31, 2013 and 2012:

	For the Three Months Ended
	March 31,
Assumptions	2013	2012
Expected life (years)	N/A	3.5
Expected volatility	N/A	44.2%
Weighted-average volatility	N/A	44.2%
Risk-free interest rate	N/A	0.60%
Dividend yield	N/A	0.00%

A summary of the Company's stock option activity for non-employees during the three months ended March 31, 2013 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	195,000	$0.35
Granted	-
Exercised	-
Forfeited	-
Expired	-
Balance Outstanding, March 31, 2013	195,000	$0.35	4.0	$-

Exercisable, March 31, 2013	58,333	$0.35	4.0	$-

Note 12. Stockholders' Equity (Deficiency)

Stock Dividends and Reverse Split

On May 17, 2011, the Company declared a stock dividend of 1.1 new shares of common stock of the Company for each share presently held as of the close of business on May 20, 2011. All references to the Company's outstanding shares, warrants and per share information have been retroactively adjusted to give effect to the stock dividend.

On February 23, 2012, the Company approved a stock dividend of one new share of the Company for each share presently held. Following the stock dividend, the Company approved a one-for-two reverse stock split as of the close of business on February 24, 2012 in which each two shares of common stock shall be combined into one share of common stock. This was done in order to reduce the conversion ratio of the convertible preferred stock for all Series to 1 for 1 except for Series C, which then had a conversion ratio of 0.8473809.

Authorized and Designated Shares

On May 17, 2011, the Company amended its certificate of incorporation whereby the total number of authorized shares was increased from 10,000,000 shares to: (i) 60,000,000 shares of common stock having a par value of $0.001 per share, and (ii) 20,000,000 shares of preferred stock having a par value of $0.001 per share.

On May 17, 2011, the Company designated 850,500 Series A preferred shares, 368,421 Series B preferred shares, 11,411,400 Series C preferred shares, and 3,700,000 Series D preferred shares.

On September 9, 2011, the Company filed its second amended certificate of incorporation whereby the Company designated 2,000,000 Series E preferred shares.

Preferred Shares

In May 2011, $350,000 of convertible notes were converted into 368,411 Series B preferred shares (See Notes 9 and 15). The Series B shares had the following features: (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the "SEC Reporting Date"); (iii) a conversion ratio of 1 share of common for each share of Series B; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; and (v) until the SEC Reporting Date, price protection should any common stock or equivalents be issued with a lower conversion ratio.

On May 20, 2011, as part of a post-closing transaction of the merger with EGC, the Company's largest stockholder exchanged all 11,307,450 common shares owned into 11,307,450 Series C shares. The Series C shares had the following features: (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the "SEC Reporting Date"); (iii) a conversion ratio of 0.8473809 shares of common for each share of Series C; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; (v) exclusion from the two-for-one stock split effectuated immediately prior to the SEC Reporting Date (See Note 15); and (vi) a liquidation preference of $0.001 per share.

On March 13, 2012, all preferred shares were automatically converted into common shares and, based on the terms of the preferred shares (See below).

Common Shares

On May 11, 2011, pursuant to a rescission offer, the Company repurchased an aggregate of 170,100 common shares and returned to investors an aggregate of $165,000 as a result of Blue Sky violations. The treasury shares were subsequently retired.

On May 19, 2011, the Company issued 3,200,000 common shares of the Company in order to acquire all of the outstanding shares of EGC as part of a merger (See Note 1).

On May 20, 2011, as part of a post-closing transaction of the merger with EGC and a settlement with a certain group of investors, the Company repurchased an aggregate of 850,500 common shares and returned to investors an aggregate of $740,000. The treasury shares were subsequently retired.

On December 28, 2011, the Company repurchased an aggregate of 34,020 common shares and returned to investors an aggregate of $21,200. The treasury shares were subsequently retired.

On March 13, 2012, all of the outstanding preferred shares of the Company were automatically converted into 13,677,274 common shares of Aspen Group, Inc. (See Note 11).

Pursuant to the recapitalization discussed below, the Company is deemed to have issued 9,760,000 common shares to the original stockholders of the publicly-held entity.

In April 2012, the Company issued 20,000 common shares upon the conversion of $20,000 of convertible notes payable (See Note 9).

On September 28, 2012, the Company raised $2,494,899 (net of offering costs of $262,101) from the sale of 78.77 Units (including 7,877,144 common shares and 3,938,570 five-year warrants exercisable at $0.50 per share) through Laidlaw. Of the amount raised, $212,000 or 605,716 common shares were from directors of the Company. Also, on September 28, 2012, as a result of this financing, all of the $1,706,000 (face value) of Convertible Notes from the Phase One financing automatically converted into 5,130,795 common shares at the contractual rate of $0.3325 per share. In addition, 202,334 common shares and 50,591 five-year warrants exercisable at $0.3325 per share were issued to settle $67,276 of accrued interest on the aforementioned Convertible Notes. Accordingly, a loss of $3,339 was recognized upon settlement (See Note 9).

On September 28, 2012, as a result of the aforementioned financing, a $49,825 (face value) convertible note was automatically converted into 142,357 common shares at the contractual rate of $0.35 per share. In addition, 112 common shares were issued to settle $39 of accrued interest on the aforementioned convertible note. No gain or loss was recognized upon settlement (See Note 9).

On September 28, 2012, as a result of the initial closing of the Phase Two financing, 4,516,917 common shares and warrants to purchase 915,429 commons shares at $0.3325 per share were issued to the former owners of Series D and Series E shares under the price protection provision. This resulted in an increase in common stock of $4,517 with a corresponding decrease in additional paid-in capital. 550,000 of the former Series D shares and all 1,700,000 of the former Series E shares continue to have price protection through March 13, 2015.

On October 1, 2012, the Company purchased 264,000 common shares for $132,000, from the Company's former chairman (see Notes 4 and 15). On November 13, 2012, these shares were retired.

On December 7, 2012, the Company purchased 200,000 common shares for $70,000, from the Company's former chairman. The shares are being held as treasury shares.

On October 1, 2012, the Company retained two investor relations firms agreeing to pay one firm $50,000 a year for two years and issuing it 200,000 shares of common stock, having a fair value of $70,000 based on recent sales of common stock. The second firm was retained for one year with a fee of $5,000 per month. The second firm also received 100,000 shares of common stock and 100,000 five-year warrants exercisable at $0.60 per share, having a fair value of $43,000 based on recent sale of Units.

On October 10, 2012, the Company entered into a non-exclusive agreement with Global Arena Capital Corp. ("GAC"), a broker-dealer, through which GAC agreed to use its best efforts to raise up to $2,030,000 from the sale of Units of common stock and warrants that are identical to those Units sold on September 28, 2012. The Company agreed to compensate GAC from sales of Units by paying it compensation equal to 10% of the gross proceeds sold by it. The Company also agreed to issue GAC five-year warrants to purchase 10% of the same Units it sells to investors with an exercise price equal to the purchase price paid by investors ($35,000 per Unit). In addition, the Company agreed to pay GAC a 3% non-accountable expense allowance from the proceeds of Units sold by it.

As of December 31, 2012, the Company raised $530,337 (net of offering costs of $184,663 and five-year warrants to purchase: (i) 100,000 common shares at $0.35 per share and (ii) 98,000 common shares at $0.50 per share.) from the sale of 20.43 Units (including 2,042,856 common shares and 1,021,432 warrants) under the offering. The offering shall terminate no later than March 31, 2013.

Recapitalization

On March 13, 2012 (the "recapitalization date"), Aspen University was acquired by Aspen Group, Inc., an inactive publicly-held company, in a reverse merger transaction accounted for as a recapitalization of Aspen University (the "Recapitalization" or the "Reverse Merger"). The common and preferred stockholders of the Company received 25,515,204 common shares of Aspen Group, Inc. in exchange for 100% of the capital stock of Aspen University Inc. For accounting purposes, Aspen University Inc. is the acquirer and Aspen Group, Inc. is the acquired company because the stockholders of Aspen University Inc. acquired both voting and management control of the combined entity. The Company is deemed to have issued 9,760,000 common shares to the original stockholders of the publicly-held entity. Accordingly, after completion of the recapitalization, the historical operations of the Company are those of Aspen University Inc. and the operations since the recapitalization date are those of Aspen University Inc. and Aspen Group, Inc. The assets and liabilities of both companies are combined at historical cost on the recapitalization date. As a result of the recapitalization and conversion of all Company preferred shares into common shares of the public entity, all redemption and dividend rights of preferred shares were terminated. As a result of the recapitalization, the Company now has 120,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share authorized. The assets acquired and liabilities assumed from the publicly-held company were as follows:

Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Stock Warrants

On September 28, 2012, as a result of the initial closing of the Phase Two financing, (i) warrants to purchase 915,429 commons shares at $0.3325 per share were issued to the former owners of Series D and Series E shares under full-ratchet price protection provisions and (ii) the exercise price of the original 456,000 warrants held by the former owners of Series D and Series E shares to purchase common shares changed from $1.00 per share to $0.3325 per share. In addition, the exercise price of the warrants held by the former holders of convertible notes (sold during March through June of 2012 with the assistance of Laidlaw) to purchase 426,500 common shares changed from $1.00 per share to $0.3325 per share under price protection provisions. As the aforementioned issuances and changes in exercise price of warrants stemmed from price protection provisions in the original contracts, no expense was recognized.

On October 1, 2012, the Company retained an investor relations firm. As part of its compensation, the investor relations firm received 100,000 five-year warrants exercisable at $0.60 per share, having a fair value of $8,000. As the warrants vested immediately, the entire $8,000 was recognized as a prepaid expense and is being amortized over the term of the agreement.

On October 23, 2012, the Company issued 150,000 five-year warrants exercisable at $0.50 per share, having a fair value of $15,000. As the warrants vested immediately and were for prior services, the entire $15,000 was expensed immediately. On December 17, 2012, the warrants were repriced to have an exercise price of $0.35 per share, resulting in additional expense of $4,500, which was expensed immediately.

All other outstanding warrants issued by the Company to date have been related to capital raises. Accordingly, the Company has not recognized any additional stock-based compensation for other warrants issued during the years presented.

A summary of the Company's warrant activity during the year ended December 31, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value

Balance Outstanding, December 31, 2011	456,000	$0.33
Granted	6,950,522	0.46
Exercised	-	-
Forfeited	(150,000)	0.50
Expired	-	-
Balance Outstanding, December 31, 2012	7,256,522	$0.45	4.5	$32,349

Exercisable, December 31, 2012	7,256,522	$0.45	4.5	$32,349

Certain of the Company's warrants contain price protection. The Company evaluated whether the price protection provision of the warrant would cause derivative treatment. In its assessment, the Company determined that since its shares are not readily convertible to cash due to an inactive trading market, the warrants are excluded from derivative treatment.

Stock Incentive Plan and Stock Option Grants to Employees and Directors

Immediately following the closing of the Reverse Merger, on March 13, 2012, the Company adopted the 2012 Equity Incentive Plan (the "Plan") that provides for the grant of 2,500,000 shares (increased to 5,600,000 shares effective September 28, 2012) in the form of incentive stock options, non-qualified stock options, restricted shares, stock appreciation rights and restricted stock units to employees, consultants, officers and directors. As of December 31, 2012, no shares were remaining under the Plan for future issuance (See Note 16).

On October 23, 2012, the Company issued non-Plan stock options to its executive officers as compensation for salary deferrals through August 31, 2012. Messrs. Michael Mathews, Brad Powers and David Garrity received 288,911, 255,773, and 136,008 five-year stock options, respectively, exercisable at $0.35 per share which options are fully vested. In aggregate, 680,692 stock options were issued to settle $238,562 of accrued salaries. No gain was recognized as the settlement was between the Company and related parties. On January 16, 2013, these options were modified to be Plan options (See Note 16).

On October 23, 2012, the Company issued additional non-Plan options to executive officers who reduced their salaries for the period September 1 through December 31, 2012. The Company granted Messrs. Mathews, Powers and Garrity each 166,666 five-year options, respectively, and Dr. Gerald Williams 47,620 five-year options, all exercisable at $0.35 per share with 25% of these options vesting on the last day of September, October, November and December 2012, subject to the applicable executive remaining employed on each applicable vesting date. In aggregate, 547,618 stock options were issued as part of the reduced salaries. All stock options or shares granted are valued on the appropriate measurement date and the related expense shall be recognized over the requisite service period. On January 16, 2013, these options were modified to be Plan options (See Note 16).

During April 2012, the Company received $22,000 from a director of the Company in exchange for a note payable bearing interest of 10%, due on demand. On November 21, 2012, the director forgave a $22,000 note receivable from the Company in exchange for 62,857 five-year vested non-Plan stock options exercisable at $0.35 per share. No gain was recognized as the settlement was between the Company and related parties. On January 16, 2013, these options were modified to be Plan options (See Notes 9, 15 and 16).

On December 17, 2012, the Company repriced 1,705,000 stock options from having an exercise price of $1.00 per share to $0.35 per share. Accordingly, the incremental increase in the fair value due to the repricing is being recognized over the remaining service period of the stock options.

During the year ended December 31, 2012, including the aforementioned stock option issuances in this section, the Company granted to employees 6,777,967 stock options, net of cancellations (including repriced stock options), all of which were under the Plan, having an exercise price of $0.35 per share. While most of the options vest pro rata over three to four years on each anniversary date, 910,214 vested immediately; all options expire five years from the grant date. The total fair value of stock options granted to employees during the year ended December 31, 2012 was $1,747,007. The Company recorded compensation expense of $252,057 for the year ended December 31, 2012, in connection with employee stock options.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of the Company's stock price over the expected term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates. The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors which are subject to ASC Topic 718 requirements. These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation on a straight-line basis over the requisite service period for each award. The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the years ended December 31, 2012 and 2011:

	For the Year Ended
	December 31,
Assumptions	2012	2011

Expected life (years)	2.5 - 3.8	N/A
Expected volatility	44.2% - 50.9%	N/A
Weighted-average volatility	49.0%	N/A
Risk-free interest rate	0.31% - 0.60%	N/A
Dividend yield	0.00%	N/A
Expected forfeiture rate	1.7%	N/A

The Company utilized the simplified method to estimate the expected life for stock options granted to employees. The simplified method was used as the Company does not have sufficient historical data regarding stock option exercises. The expected volatility is based on the average of the expected volatilities from the most recent audited financial statements available for comparative public companies that are deemed to be similar in nature to the Company. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected life of the related option at the time of the grant. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the compensation expense recorded would increase if the expected life was increased, a higher expected volatility was used, or if the expected dividend yield increased.

A summary of the Company's stock option activity for employees and directors during the year ended December 31, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value

Balance Outstanding, December 31, 2011	-
Granted	8,672,967	$0.49
Exercised	-
Forfeited	(1,895,000)	$1.00
Expired	-
Balance Outstanding, December 31, 2012	6,777,967	$0.35	4.7	$-

Exercisable, December 31, 2012	1,457,832	$0.35	4.8	$-

The weighted-average grant-date fair value of options granted to employees during the year ended December 31, 2012 was $0.13.

As of December 31, 2012, there was $980,898 of total unrecognized compensation costs related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.5 years.

Stock Option Grants to Non-Employees

On March 15, 2012, the Company granted 175,000 stock options to non-employees, all of which were under the Plan, having an exercise price of $1.00 per share. The options vest pro rata over three years on each anniversary date; all options expire five years from the grant date. The total fair value of the stock options granted was $57,750, all of which was recognized immediately as these stock options were issued for prior services rendered. On December 17, 2012, the Company repriced the stock options issued from having an exercise price of $1.00 per share to $0.35 per share. Accordingly, the incremental increase in the fair value of $15,750 was recognized immediately.

On October 23, 2012, under the Plan, the Company issued to a consultant 20,000 five-year stock options exercisable at $0.50 per share vesting in equal annual increments over a three-year period subject to the consultant continuing to provide services for the Company. The total fair value of the stock options granted was $2,000, all of which was recognized immediately as these stock options were issued for prior services rendered. On December 17, 2012, the Company repriced the stock options issued from having an exercise price of $0.50 per share to $0.35 per share. Accordingly, the incremental increase in the fair value of $600 was recognized immediately.

The total fair value of stock options granted to non-employees during the year ended December 31, 2012 was $95,600, all of which was recognized immediately as these stock options were issued for prior services rendered. The Company recorded compensation expense of $95,600 for the year ended December 31, 2012, in connection with non-employee stock options.

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the years ended December 31, 2012 and 2011:

	For the Year Ended
	December 31,
Assumptions	2012	2011

Expected life (years)	2.7 - 5.0	N/A
Expected volatility	44.2% - 50.0%	N/A
Weighted-average volatility	47.4%	N/A
Risk-free interest rate	0.37% - 0.60%	N/A
Dividend yield	0.00%	N/A

A summary of the Company's stock option activity for non-employees during the year ended December 31, 2012 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value

Balance Outstanding, December 31, 2011	-
Granted	390,000	$0.65
Exercised	-
Forfeited	(195,000)	$0.95
Expired	-
Balance Outstanding, December 31, 2012	195,000	$0.35	4.5	$-

Exercisable, December 31, 2012	-	N/A	N/A	N/A